Senior Notes Payable (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
	December 31,	December 31,
	2020	2019
7.50% Senior notes due May 31, 2027	128,156	117,954
7.25% Senior notes due December 31, 2027	122,793	120,126
7.375% Senior notes due May 31, 2023	137,454	122,140
6.875% Senior notes due September 30, 2023	115,168	105,952
6.75% Senior notes due May 31, 2024	111,170	106,589
6.50% Senior notes due September 30, 2026	134,657	124,226
6.375% Senior notes due February 28, 2025	130,942	—
	880,340	696,987
Less: Unamortized debt issuance costs	(9,557)	(8,875)
	$870,783	$688,112